CASH AND CASH EQUIVALENTS - Summary of Cash and Cash Equivalents (Details) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024		Jun. 30, 2024	Dec. 31, 2023
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Cash at banks and on hand	$ 719	$ 889
Short-term deposits with original maturity of less than three months	563	800
Cash and cash equivalents	1,282	1,689
Less overdrafts	0	(1)			$ 0
Cash and cash equivalents, net of overdrafts (as presented in the consolidated statement of cash flows)	1,282	1,688	[1]	$ 862	$ 1,902	[1]
Trade and other payables
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Current deposits from customers	676	556
Pakistan
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Cash and cash equivalents	$ 326	$ 242

[1]	**Overdrawn account at the beginning of the presented period was US$1 (2024: Nil).